CONSOLIDATED STATEMENT OF CASH FLOW ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENT OF CASH FLOW
Net cash flows from operating activities	¥ 28,230,385	$ 4,429,963	¥ 14,907,468	¥ 12,505,876
Investing activities
Purchases of property, plant and equipment	(2,039,354)	(320,019)	(5,038,896)	(9,050,859)
Purchase of other financial assets measured at fair value	(11,900,000)	(1,867,370)	(7,020,000)	(3,500,700)
Purchases of investment properties				(44,063)
Purchases of intangible assets	(93,654)	(14,696)
Purchases of land use rights	(2,544)	(399)
Proceeds from disposal of property, plant and equipment	1,011,232	158,684	1,534,275	1,132,847
Proceeds from disposal of a joint venture and an associate	50,984	8,001		367,867
Proceeds from disposal of subsidiaries, net of cash	20,950	3,288	42,910	23,797
Proceeds from disposal of other financial assets measured at fair value	12,850,400	2,016,508	11,207,783	2,155
Proceeds from disposal of intangible assets	9,548	1,498	277,715	5,764
Proceeds from disposal of right-of-use assets	21,421	3,361	15,117
Investments in joint ventures			(4,333)	(50,000)
Investments in associates	(341,000)	(53,510)	(7,473)	(2,653,244)
Dividend received from other financial assets measured at fair value	10,912	1,712	82,794	97,775
Dividends received from associates and joint ventures	606,236	95,132	323,109	236,708
Change in deposit of futures contracts	(628,661)	(98,651)	(56,156)	(67,253)
Assets-related government grants received	75,971	11,922	47,558	103,373
Investment income/(loss) from other financial assets measured at fair value	(447,137)	(70,166)	524,727
Repayment of entrusted loans	50,395	7,908
Proceeds from acquisition of subsidiaries, net of cash			3,690
Net cash flows (used in)/ generated from investing activities	(744,301)	(116,797)	1,932,820	(13,395,833)
Financing activities
Repayments of short-term bonds and mid-term notes	(21,537,420)	(3,379,691)	(30,638,813)	(22,400,000)
Repayments of short-term and long-term bank borrowings and other loans	(40,560,042)	(6,364,756)	(43,111,460)	(66,105,388)
Repayments of gold leasing arrangements			(6,921,860)	(1,607,905)
Cash consideration paid for business combination under common control	(395,624)	(62,081)		(237)
Proceeds from gold leasing arrangements				6,921,860
Proceeds from issuance of short-term bonds and medium-term notes	24,845,054	3,898,731	25,900,000	37,974,402
Drawdown of short-term and long-term bank borrowings and other loans	29,542,456	4,635,856	46,021,404	40,669,197
Senior perpetual securities' distribution paid	(349,627)	(54,864)	(421,416)	(352,648)
Capital injection from non-controlling shareholders			197,276	711,114
Share issue cost				(51,678)
Principal portion of lease payments	(639,675)	(100,379)	(1,748,202)	(3,032,106)
Dividends paid by subsidiaries to non-controlling shareholders	(460,744)	(72,301)	(356,340)	(222,930)
Interest paid	(3,505,649)	(550,113)	(3,664,725)	(4,467,803)
Repayments of senior perpetual securities	(5,386,250)	(845,220)	(2,000,000)
Instalment payment of bonds issuance expenses	(30,752)	(4,826)	(29,285)	(9,913)
Proceeds from issuance of perpetual securities			1,000,000	1,500,000
Net cash flows used in financing activities	(18,478,273)	(2,899,644)	(15,773,421)	(10,474,035)
Net increase/(decrease) in cash and cash equivalents	9,007,811	1,413,522	1,066,867	(11,363,992)
Cash and cash equivalents at beginning of year	8,771,522	1,376,443	7,793,056	19,135,843
Effect of foreign exchange rate changes, net	73,911	11,599	(88,401)	21,205
Cash and cash equivalents as of December 31	¥ 17,853,244	$ 2,801,564	¥ 8,771,522	¥ 7,793,056